SCHEDULE II--Valuation and Qualifying Accounts (Details) - Valuation Allowance for Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 4,841,209	$ 426,991	$ 40,646
Additions, Costs and Expenses	3,811,982	4,416,478	386,087
Deductions, Write-offs	0	(2,039)	(17,106)
Other	(590,216)	(221)	17,364
Balance at End of Period	$ 8,062,975	$ 4,841,209	$ 426,991